Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
15.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31,	March 31,
	2019	2018

Trade payables	$188,920	$46,175
Accrued liabilities	37,613	43,396

Total accounts payable and accrued liabilities	$226,533	$89,571

The accounts payable and accrued liabilities balance at March 31, 2019 is comprised of amounts for property, plant and equipment of $96,875 (2018 – $62,034), professional fees of $24,892 (2018 – $7,391), compensation related liabilities of $20,577 (2018 – $5,747), and other miscellaneous liabilities of $84,189 (2018 – $14,399).